Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable		R$ 645,619	R$ 582,315
Liabilities assumed in Business Combination		1,231	31,618
Total of provision for tax, civil and labor losses		646,850	613,933	R$ 609,007
Tax proceedings (i)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[1]	607,084	575,724
Total of provision for tax, civil and labor losses		607,084	575,724	557,783
Labor proceedings (ii)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[2]	38,159	6,591
Liabilities assumed in Business Combination	[2]		31,305
Total of provision for tax, civil and labor losses		38,159	37,896	51,193
Civil proceedings
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable		376
Liabilities assumed in Business Combination		1,231	313
Total of provision for tax, civil and labor losses		R$ 1,607	R$ 313	R$ 31

[1]	Primarily refers to income tax positions taken by Somos (Vasta Predecessor) and the Company (Successor) in connection with a corporate restructuring held by the predecessor in 2010, In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable case law on a similar tax case also reached in 2018, the Company reassessed this income tax position and recorded a liability, including interest and penalties,
[2]	The Company is a party to labor demands, which mostly refer to proportional vacation, salary difference, night shift premium, overtime and social charges, among others. There are no individual labor demands with material amounts that require specific disclosure,